Note 20 Effects On The Decline In The Groups Financial Positions Held For Sale USA (Details)	Jun. 30, 2021 EUR (€)
Effects on the decline in the groups financial positions held for sale USA [Line Items]
Cash balances with central banks and other demand deposits held for sale USA financial position	€ (11,476,000,000)
Financial assets held for trading held for sale USA financial position	(638,000,000)
Financial assets not held for trading mandatorily valued at fair value through profit or loss held for sale USA financial position	(15,000,000)
Financial assets at fair value through profit or loss overall held for sale USA financial position	(4,620,000,000)
Financial assets at amortized cost held for sale USA financial position	(61,440,000,000)
Derivatives hedge accounting held for sale USA financial position	(8,000,000)
Tangible assets held for sale USA financial position	(788,000,000)
Intangible assets held for sale USA financial position	(1,938,000,000)
Tax assets held for sale USA financial position	(349,000,000)
Other assets held for sale USA financial position	(1,439,000,000)
Non current assets and disposable groups of items classified as held for sale held for sale USA financial position	(10,000,000)
Net assets held for sale USA financial position	(82,720,000,000)
Financial liabilities held for trading held for sale USA financial position	129,000,000
Financial liabilities at amortized cost held for sale USA financial position	72,357,000,000
Provisions held for sale USA financial position	156,000,000
Tax liabilities held for sale USA financial position	207,000,000
Other liabilities held for sale USA financial position	491,000,000
Net liabilities held for sale USA financial position	73,341,000,000
Total net assets liabilities	€ (9,378,000,000)